Liability for Pension and Other Retirement Benefits - Additional Information (Detail)		12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit USD ($) Year	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥) Year	Mar. 31, 2011 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign subsidiaries USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign subsidiaries JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 3 Pension Plans, Defined Benefit Foreign subsidiaries JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee benefits payable as pension		60.00%	60.00%
Mandatory retirement age		60	60
Accumulated benefit obligations for defined benefit plans		$ 1,528,378,000	¥ 125,327,000,000		¥ 125,743,000,000
Plan assets, invested in equity securities		35.00%	35.00%				35.00%	35.00%
Plan assets, invested in debt securities		30.00%	30.00%				65.00%	65.00%
Plan assets, invested in other investment assets		35.00%	35.00%
Fair value of plan assets		1,086,110,000	89,061,000,000	1,125,500,000	92,291,000,000	94,403,000,000	76,890,000	6,305,000,000	65,256,000	5,351,000,000	6,152,000,000	5,561,000	456,000,000	446,000,000	5,561,000	456,000,000	446,000,000
Expected contribution in next fiscal year	¥ 4,989,000,000		¥ 35,000,000